Shareholder Report, Holdings (Details)	May 31, 2025
C000005566 | BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000005566 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000005566 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005566 | Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000005566 | Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000005566 | State Street
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000005566 | RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000005566 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000005566 | BNP Paribas Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000005566 | Goldman Sachs
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000005566 | U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000005566 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000005566 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000190632 | BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000190632 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000190632 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000190632 | Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000190632 | Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000190632 | State Street
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000190632 | RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000190632 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000190632 | BNP Paribas Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000190632 | Goldman Sachs
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000190632 | U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000190632 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000190632 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000219346 | BNY Mellon
Holdings [Line Items]
Percent of Net Asset Value	29.50%
C000219346 | U.S. Treasury Notes
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C000219346 | U.S. Treasury Bills
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000219346 | Federal Reserve Bank of New York
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000219346 | Citigroup Global Markets
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000219346 | State Street
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000219346 | RBC Dominion Securities
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000219346 | Royal Bank of Canada
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000219346 | BNP Paribas Securities
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000219346 | Goldman Sachs
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000219346 | U.S. Treasury Repurchase Agreement
Holdings [Line Items]
Percent of Net Asset Value	63.00%
C000219346 | U.S. Treasury Debt
Holdings [Line Items]
Percent of Net Asset Value	36.50%
C000219346 | Short-Term and Other
Holdings [Line Items]
Percent of Net Asset Value	0.50%